Basis of Preparation	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Presentation [Abstract]
Basis of Preparation

2. Basis of preparation

The Consolidated Financial Statements as of December 31, 2016, 2017 and 2018 have been prepared under the responsibility of the management of the Company in accordance with the underlying assumptions of going concern as the Company’s loss-making situation is explained by the innovative nature of the products developed, therefore involving a multi-year research and development phase.

The general accounting conventions were applied in compliance with the principle of prudence, in accordance with the underlying assumptions namely (i) going concern, (ii) permanence of accounting methods from one year to the next and (iii) independence of financial years, and in conformity with the general rules for the preparation and presentation of consolidated financial statements in accordance with IFRS, as defined below.

All amounts are expressed in thousands of euros, unless stated otherwise.